Commitments and Contingencies (Details) - Schedule of future minimum lease payments - AutoLotto, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) - Schedule of future minimum lease payments [Line Items]
2021	$ 33,448	$ 32,533
2022	117,659	22,898
2023	82,435	3,450
Total	$ 263,945	$ 55,431